PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses To Government Institutions Current		$ 253	$ 81
Prepaid expenses		1,227	242
Advances to vendors		139	174
Other assets		747	152
Prepaid expenses and other current assets	$ 1,818	$ 2,366	$ 649